Supplement to the
Banking Portfolio
April 29, 2017
As Revised December 29, 2017
Summary Prospectus

Effective January 1, 2018, Banking Portfolio has changed from diversified to non-diversified.

Effective December 18, 2017, the redemption fee for Banking Portfolio has been removed.

BAN-SUM-17-02 1.9886531.101	December 29, 2017